PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Furniture & fixtures	Office & Communication equipment	Vehicles	Field camps and equipment	Leasehold improvements	Total
	$	$	$	$	$	$
Cost
Balance at January 1, 2017	151,786	102,692	11,707	425,003	84,906	776,094
Additions	-	1,510	-	-	-	1,510
Disposals	-	-	-	-	-	-
Balance at December 31, 2017	151,786	104,202	11,707	425,003	84,906	777,604
Additions	5,700	2,900	-	-	-	8,600
Disposals	-	-	-	-	-	-
Balance at December 31, 2018	157,486	107,102	11,707	425,003	84,906	786,204

Accumulated Depreciation
Balance at January 1, 2017	133,429	102,691	11,707	407,957	84,906	740,691
Additions	3,404	188	-	17,046	-	20,638
Disposals	-	-	-	-	-	-
Balance at December 31, 2017	136,833	102,879	11,707	425,003	84,906	761,329
Additions	2,776	1,809	-	-	-	4,585
Disposals	-	-	-	-	-	-
Balance at December 31, 2018	139,609	104,688	11,707	425,003	84,906	765,912

Carrying amounts
Balance at December 31, 2017	14,953	1,323	-	-	-	16,275
Balance at December 31, 2018	17,877	2,414	-	-	-	20,292